Cover	May 19, 2023
Cover [Abstract]
Entity Registrant Name	Mill City Ventures III, Ltd.
Entity Central Index Key	0001425355
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	May 19, 2023
Entity Incorporation State Country Code	MN
Entity File Number	001-41472
Entity Tax Identification Number	90-0316651
Entity Address Address Line 1	1907 Wayzata Boulevard
Entity Address Address Line 2	Suite 205
Entity Address City Or Town	Wayzata
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55391
City Area Code	952
Local Phone Number	479-1923
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Amendment to Current Report on Form 8-K is filed solely to add, as an exhibit, correspondence received on June 6, 2023 from the registrant's independent public accountants regarding disclosure made under Item 4.02 of the registrant's initial Form 8-K filed with the SEC on May 22, 2023. Other than with respect to the exhibits, the disclosure contained in the initial Form 8-K remains unchanged as of the date of its filing. A copy of the letter to the SEC from the registrant’s independent public accountants is attached hereto as Exhibit 99.1.